Customer Concentration (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	30.00%	29.00%	30.00%	43.00%
Customer A [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%		22.00%	35.00%
Customer B [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	20.00%	19.00%	23.00%	30.00%
Customer B [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%		13.00%	23.00%
Customer C [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	21.00%	21.00%	24.00%	25.00%
Customer C [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%		22.00%	30.00%
Customer D [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	23.00%	21.00%	20.00%	0.00%
Customer D [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	34.00%		13.00%
Customer E [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				0.00%	0.00%
Customer E [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		13.00%	0.00%
Customer F [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%			0.00%	0.00%
Customer F [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%		14.00%	0.00%